[EATON VANCE LOGO]
                                                               [AMERICAN FLAG]

SEMIANNUAL REPORT JUNE 30, 1999

                                    EATON VANCE

                                      COMBINED

                                       MONEY

                                    MARKET FUNDS

                                       REPORT

                       Global Management-Global Distribution

[STATUE OF LIBERTY]

                                                           Cash Management Fund

                                                             Liquid Assets Fund

                                                              Money Market Fund




[PHOTO OF PILLARS]

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999
INVESTMENT UPDATE

[PHOTO]
Michael B. Terry
Portfolio Manager


INVESTMENT ENVIRONMENT
-----------------------------
  THE ECONOMY

- On the last day of June, the Federal Reserve Bank announced, as expected, that it would raise the federal funds rate (the rate at which banks lend money to each other overnight) by 0.25% to 5.0%. The Fed indicated it had moved toward a neutral bias with regard to future rate movements, causing stock and bond markets to rally. However, Chairman Greenspan has made it clear the central bank is prepared to raise rates again, should signs of inflation become evident.

- During the just-ended second quarter, the outlook was optimistic for continued U.S. economic strength, especially as the manufacturing sector showed signs of recovery. In May, the index of leading economic indicators rose by 0.3%, an improvement over April's 0.1% increase, suggesting the period of sustained growth could continue into the next year.

- The nation's gross domestic product increased by a stronger-than-expected 4.6% in the first quarter of 1999, then cooled to 2.3% in the second quarter. The second quarter slowdown has been attributed in part to diminished consumer spending.

  THE MARKET

- Prior to the interest rate announcement, investors had been expecting that the Fed would announce rate hikes, as evidenced by the very steep yield curve.

- Even as money market rates went up, bond yields fell as the neutral bias announcement caused the bond market to rally, with the 30-year Treasury bond yield finishing the quarter just below the benchmark 6% level.

- Despite the Fed's neutral bias, the upward-sloping money market yield curves reflect investor sentiment that the Fed will raise rates by at least 25 basis points more. Federal Reserve Chairman Greenspan has reaffirmed the Fed's commitment to stifle any recurrence of inflation, and has left open the possibility that he will tighten rates in the coming months.

THE CASH MANAGEMENT PORTFOLIO
------------------------------

- The Portfolio, in which Cash Management Fund, Liquid Assets Fund, and Money Market Fund invest, consists of only high-quality securities.

- Commercial paper, a liquid investment commonly held by money market funds, accounted for 58.2% of the Portfolio's holdings as of June 30, 1999.(1) Each of the commercial paper holdings has received the top credit rating by at least two of the nationally recognized statistical rating organizations.

- The remaining 41.8% of the Portfolio(1) was invested in U.S. Government obligations at June 30, 1999, which are not officially rated but are generally considered to be of high credit quality.(2)

- The Portfolio's average maturity typically ranged from 30 to 40 days.

[GRAPH]

06/30/99      5.16      5.16%
06/29/99      5.15      5.15%
06/28/99      5.12      5.12%
06/27/99      5.08      5.08%
06/26/99      5.08      5.08%
06/25/99      5.08      5.08%
06/24/99      5.04      5.04%
06/23/99      5.04      5.04%
06/22/99      5.01      5.01%
06/21/99      4.99      4.99%
06/20/99      5.00      5.00%
06/19/99      5.00      5.00%
06/18/99      5.00      5.00%
06/17/99      5.00      5.00%
06/16/99      4.98      4.98%
06/15/99      4.92      4.92%
06/14/99      4.95      4.95%
06/13/99      4.92      4.92%
06/12/99      4.92      4.92%
06/11/99      4.92      4.92%
06/10/99      4.88      4.88%
06/09/99      4.89      4.89%
06/08/99      4.88      4.88%
06/07/99      4.87      4.87%
06/06/99      4.89      4.89%
06/05/99      4.89      4.89%
06/04/99      4.89      4.89%
06/03/99      4.88      4.88%
06/02/99      4.88      4.88%
06/01/99      4.88      4.88%
05/31/99      4.86      4.86%
05/30/99      4.86      4.86%
05/29/99      4.86      4.86%
05/28/99      4.86      4.86%
05/27/99      4.84      4.84%
05/26/99      4.84      4.84%
05/25/99      4.84      4.84%
05/24/99      4.84      4.84%
05/23/99      4.84      4.84%
05/22/99      4.84      4.84%
05/21/99      4.84      4.84%
05/20/99      4.84      4.84%
05/19/99      4.84      4.84%
05/18/99      4.84      4.84%
05/17/99      4.82      4.82%
05/16/99      4.81      4.81%
05/15/99      4.81      4.81%
05/14/99      4.81      4.81%
05/13/99      4.80      4.80%
05/12/99      4.80      4.80%
05/11/99      4.79      4.79%
05/10/99      4.79      4.79%
05/09/99      4.79      4.79%
05/08/99      4.79      4.79%
05/07/99      4.79      4.79%
05/06/99      4.79      4.79%
05/05/99      4.80      4.80%
05/04/99      4.79      4.79%
05/03/99      4.79      4.79%
05/02/99      4.79      4.79%
05/01/99      4.79      4.79%
04/30/99      4.79      4.79%
04/29/99      4.78      4.78%
04/28/99      4.78      4.78%
04/27/99      4.78      4.78%
04/26/99      4.78      4.78%
04/25/99      4.79      4.79%
04/24/99      4.79      4.79%
04/23/99      4.79      4.79%
04/22/99      4.79      4.79%
04/21/99      4.79      4.79%
04/20/99      4.79      4.79%
04/19/99      4.79      4.79%
04/18/99      4.81      4.81%
04/17/99      4.81      4.81%
04/16/99      4.81      4.81%
04/15/99      4.80      4.80%
04/14/99      4.79      4.79%
04/13/99      4.81      4.81%
04/12/99      4.81      4.81%
04/11/99      4.82      4.82%
04/10/99      4.82      4.82%
04/09/99      4.82      4.82%
04/08/99      4.82      4.82%
04/07/99      4.83      4.83%
04/06/99      4.84      4.84%
04/05/99      4.84      4.84%
04/04/99      4.84      4.84%
04/03/99      4.84      4.84%
04/02/99      4.84      4.84%
04/01/99      4.83      4.83%
03/31/99      4.82      4.82%
03/30/99      4.83      4.83%
03/29/99      4.83      4.83%
03/28/99      4.82      4.82%
03/27/99      4.82      4.82%
03/26/99      4.82      4.82%
03/25/99      4.82      4.82%
03/24/99      4.82      4.82%
03/23/99      4.82      4.82%
03/22/99      4.82      4.82%
03/21/99      4.82      4.82%
03/20/99      4.82      4.82%
03/19/99      4.82      4.82%
03/18/99      4.82      4.82%
03/17/99      4.82      4.82%
03/16/99      4.82      4.82%
03/15/99      4.82      4.82%
03/14/99      4.82      4.82%
03/13/99      4.82      4.82%
03/12/99      4.82      4.82%
03/11/99      4.82      4.82%
03/10/99      4.82      4.82%
03/09/99      4.82      4.82%
03/08/99      4.82      4.82%
03/07/99      4.83      4.83%
03/06/99      4.83      4.83%
03/05/99      4.83      4.83%
03/04/99      4.84      4.84%
03/03/99      4.84      4.84%
03/02/99      4.84      4.84%
03/01/99      4.83      4.83%
02/28/99      4.83      4.83%
02/27/99      4.83      4.83%
02/26/99      4.83      4.83%
02/25/99      4.82      4.82%
02/24/99      4.82      4.82%
02/23/99      4.81      4.81%
02/22/99      4.81      4.81%
02/21/99      4.81      4.81%
02/20/99      4.81      4.81%
02/19/99      4.81      4.81%
02/18/99      4.81      4.81%
02/17/99      4.81      4.81%
02/16/99      4.81      4.81%
02/15/99      4.80      4.80%
02/14/99      4.80      4.80%
02/13/99      4.80      4.80%
02/12/99      4.80      4.80%
02/11/99      4.80      4.80%
02/10/99      4.81      4.81%
02/09/99      4.80      4.80%
02/08/99      4.79      4.79%
02/07/99      4.80      4.80%
02/06/99      4.80      4.80%
02/05/99      4.80      4.80%
02/04/99      4.79      4.79%
02/03/99      4.79      4.79%
02/02/99      4.80      4.80%
02/01/99      4.79      4.79%
01/31/99      4.79      4.79%
01/30/99      4.79      4.79%
01/29/99      4.79      4.79%
01/28/99      4.79      4.79%
01/27/99      4.78      4.78%
01/26/99      4.78      4.78%
01/25/99      4.78      4.78%
01/24/99      4.79      4.79%
01/23/99      4.79      4.79%
01/22/99      4.79      4.79%
01/21/99      4.80      4.80%
01/20/99      4.80      4.80%
01/19/99      4.80      4.80%
01/18/99      4.80      4.80%
01/17/99      4.80      4.80%
01/16/99      4.80      4.80%
01/15/99      4.80      4.80%
01/14/99      4.82      4.82%
01/13/99      4.83      4.83%
01/12/99      4.84      4.84%
01/11/99      4.83      4.83%
01/10/99      4.82      4.82%
01/09/99      4.82      4.82%
01/08/99      4.82      4.82%
01/07/99      4.83      4.83%
01/06/99      4.86      4.86%
01/05/99      4.88      4.88%
01/04/99      4.87      4.87%
01/03/99      4.89      4.89%
01/02/99      4.89      4.89%
01/01/99      4.89      4.89%


(1) At June 30, 1999. Portfolio weightings subject to change.

(2) An investment in one of the Funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999

                                                          CASH            LIQUID         MONEY
                                                    MANAGEMENT FUND    ASSETS FUND    MARKET FUND
--------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------
Investment in Cash Management Portfolio, at value     $118,880,576      $ 6,438,596   $ 41,927,433
Receivable for Fund shares sold                          1,067,214               --        129,157
Receivable from the Administrator                               --               --            651
Deferred organization expenses                                  --               --          5,223
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          $119,947,790      $ 6,438,596   $ 42,062,464
--------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                      $    869,165      $     2,631   $    456,558
Dividends payable                                          245,693            9,181         58,245
Payable to affiliate for Trustees' fees                        265               --             --
Other accrued expenses                                      68,429           15,167         24,634
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                     $  1,183,552      $    26,979   $    539,437
--------------------------------------------------------------------------------------------------
NET ASSETS (REPRESENTED BY PAID-IN-CAPITAL)           $118,764,238      $ 6,411,617   $ 41,523,027
--------------------------------------------------------------------------------------------------

Shares of Beneficial Interest Outstanding
--------------------------------------------------------------------------------------------------
                                                       118,764,238        6,411,617     41,523,027
--------------------------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
Price Per Share
--------------------------------------------------------------------------------------------------
(NET ASSETS DIVIDED BY SHARES OF BENEFICIAL
   INTEREST OUTSTANDING)                              $       1.00      $      1.00   $       1.00
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1999

                                                          CASH            LIQUID         MONEY
                                                    MANAGEMENT FUND    ASSETS FUND    MARKET FUND
--------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------
Interest allocated from Portfolio                      $2,336,465        $176,077       $ 855,689
Expenses allocated from Portfolio                        (286,864)        (21,644)       (105,074)
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                   $2,049,601        $154,433       $ 750,615
--------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------
Trustees fees and expenses                             $    2,173        $     98       $      98
Distribution and service fees                                  --           8,874         146,290
Transfer and dividend disbursing agent fees                55,654           4,259          16,204
Custodian fee                                                  --           2,537           2,991
Registration fees                                          18,348           6,447          14,368
Legal and accounting services                               8,225           7,356           8,127
Printing and postage                                        5,951           1,961           3,982
Amortization of organization expenses                          --              --           3,452
Miscellaneous                                               2,975           1,774           2,476
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                         $   93,326        $ 33,306       $ 197,988
--------------------------------------------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to the
      Administrator                                    $       --        $     --       $     651
--------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                               $       --        $     --       $     651
--------------------------------------------------------------------------------------------------

NET EXPENSES                                           $   93,326        $ 33,306       $ 197,337
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                  $1,956,275        $121,127       $ 553,278
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1999

                                                          CASH            LIQUID          MONEY
        Increase (Decrease) in Net Assets           MANAGEMENT FUND    ASSETS FUND     MARKET FUND
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income                              $   1,956,275    $    121,127   $     553,278
---------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net Investment income                         $  (1,956,275)   $   (121,127)  $    (553,278)
---------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares                       $ 225,522,143    $         --   $  70,414,750
   Net asset value of shares issued to
      shareholders in payment of distributions
      declared                                              943,601          61,540         387,835
   Cost of shares redeemed                             (203,945,520)     (1,623,461)    (63,571,098)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                 $  22,520,224    $ (1,561,921)  $   7,231,487
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 $  22,520,224    $ (1,561,921)  $   7,231,487
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of period                                $  96,244,014    $  7,973,538   $  34,291,540
---------------------------------------------------------------------------------------------------
AT END OF PERIOD                                      $ 118,764,238    $  6,411,617   $  41,523,027
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1998

                                                          CASH            LIQUID          MONEY
        Increase (Decrease) in Net Assets           MANAGEMENT FUND    ASSETS FUND     MARKET FUND
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income                              $   4,661,597    $    423,427   $   1,021,865
---------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net Investment income                         $  (4,661,597)   $   (423,427)  $  (1,021,865)
---------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares                       $ 503,937,629    $     77,632   $ 106,237,780
   Net asset value of shares issued to
      shareholders in payment of distributions
      declared                                            2,326,522         239,050         790,419
   Cost of shares redeemed                             (556,763,381)     (5,343,871)    (96,545,361)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                 $ (50,499,230)   $ (5,027,189)  $  10,482,838
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 $ (50,499,230)   $ (5,027,189)  $  10,482,838
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of year                                  $ 146,743,244    $ 13,000,727   $  23,808,702
---------------------------------------------------------------------------------------------------
AT END OF YEAR                                        $  96,244,014    $  7,973,538   $  34,291,540
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  CASH MANAGEMENT FUND
                                      -----------------------------------------------------------------------------
                                      SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                      JUNE 30, 1999       ---------------------------------------------------------
                                      (UNAUDITED)           1998        1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------

Income from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                      $ 0.0210       $ 0.0470    $ 0.0478    $ 0.0470    $ 0.0522    $ 0.0345
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income                 $(0.0210)      $(0.0470)   $(0.0478)   $(0.0470)   $(0.0522)   $(0.0345)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                2.07%          4.78%       4.89%       4.82%       5.35%       3.49%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                $118,764       $ 96,244    $146,743    $151,691    $155,251    $111,622
Ratios (As a percentage of average
   daily net assets):
   Expenses(2)                                 0.81%(3)       0.85%       0.78%       0.74%       0.74%       0.84%
   Net investment income                       4.14%(3)       4.69%       4.79%       4.70%       5.22%       3.40%
-------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of its Portfolio's allocated expenses.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   LIQUID ASSETS FUND
                                      -----------------------------------------------------------------------------
                                      SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                      JUNE 30, 1999       ---------------------------------------------------------
                                      (UNAUDITED)           1998        1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------

Income from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                      $ 0.0170       $ 0.0410    $ 0.0420    $ 0.0432    $ 0.0505    $ 0.0328
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income                 $(0.0170)      $(0.0410)   $(0.0420)   $(0.0432)   $(0.0505)   $(0.0328)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                1.56%          4.20%       4.29%       4.41%       5.16%       3.29%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                $  6,412       $  7,974    $ 13,001    $ 19,910    $ 34,026    $118,599
Ratios (As a percentage of average
   daily net assets):
   Expenses(2)                                 1.55%(3)       1.43%       1.35%       1.13%       0.91%       0.94%
   Net investment income                       3.41%(3)       4.14%       4.21%       4.31%       5.11%       3.55%
-------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of its Portfolio's allocated expenses.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              MONEY MARKET FUND
                                      -----------------------------------------------------------------
                                      SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                      JUNE 30, 1999       ---------------------------------------------
                                      (UNAUDITED)           1998        1997        1996       1995(1)
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------

Income from operations
-------------------------------------------------------------------------------------------------------
Net investment income                      $ 0.0160       $ 0.0369    $ 0.0381    $ 0.0370    $ 0.0312
-------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income                 $(0.0160)      $(0.0369)   $(0.0381)   $(0.0370)   $(0.0312)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                1.45%          3.75%       3.88%       3.77%       3.17%
-------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                $ 41,523       $ 34,292    $ 23,809    $ 31,250    $ 12,951
Ratios (As a percentage of average
   daily net assets):
   Net expenses(3)                             1.76%(4)       1.82%       1.73%       1.73%       1.68%(4)
   Net investment income                       3.21%(4)       3.70%       3.83%       3.70%       4.19%(4)
-------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)                                 1.76%(4)       1.86%       1.82%       1.76%       1.85%(4)
   Net investment income                       3.21%(4)       3.66%       3.74%       3.66%       4.03%(4)
Net investment income per share            $ 0.0160       $ 0.0365    $ 0.0372    $ 0.0367    $ 0.0300
-------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 5, 1995, to December 31, 1995.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of its Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Mutual Funds Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (1940 Act), as an open-end management investment company. The Trust presently consists of fifteen Series, three of which are included in these financial statements. They include Eaton Vance Cash Management Fund ("Cash Management Fund"), Eaton Vance Liquid Assets Fund ("Liquid Assets Fund") and Eaton Vance Money Market Fund ("Money Market Fund") (individually, the "Fund", collectively the "Funds") each of which is registered under the 1940 Act, as diversified, open-end management investment companies seeking high income consistent with the preservation of capital and maintenance of liquidity.

   The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (71.1% for Cash Management Fund, 3.8% for Liquid Assets Fund and 25.1% for Money Market Fund at June 30, 1999). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles. Prior to Cash Management Fund's and Liquid Asset Fund's investment in the Portfolio, these Funds held their investments directly. For investments held directly, interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1998, Liquid Assets Fund, for federal income tax purposes, had a capital loss carryover of $6,891, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2001.

 D Deferred Organization Expenses -- Costs incurred by the Money Market Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, with no par value. Transactions in Fund shares were as follows:

                                                   CASH MANAGEMENT FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                            JUNE 30, 1999         YEAR ENDED
                                             (UNAUDITED)      DECEMBER 31, 1998
--------------------------------------------------------------------------------
Sales                                       $ 225,522,143        $ 503,937,629
Issued to shareholders electing
 to receive payments of
 distributions in Fund shares                     943,601            2,326,522
Redemptions                                  (203,945,520)        (556,763,381)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)                        22,520,224          (50,499,230)
--------------------------------------------------------------------------------

                                                    LIQUID ASSETS FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                            JUNE 30, 1999         YEAR ENDED
                                             (UNAUDITED)      DECEMBER 31, 1998
--------------------------------------------------------------------------------
Sales                                        $        --          $    77,632
Issued to shareholders electing
 to receive payments of
 distributions in Fund shares                     61,540              239,050
Redemptions                                   (1,623,461)          (5,343,871)
--------------------------------------------------------------------------------
NET DECREASE                                  (1,561,921)          (5,027,189)
--------------------------------------------------------------------------------

                                                    MONEY MARKET FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                            JUNE 30, 1999         YEAR ENDED
                                             (UNAUDITED)      DECEMBER 31, 1998
--------------------------------------------------------------------------------
Sales                                        $ 70,414,750        $106,237,780
Issued to shareholders electing
 to receive payments of
 distributions in Fund shares                     387,835             790,419
Redemptions                                   (63,571,098)        (96,545,361)
--------------------------------------------------------------------------------
NET INCREASE                                    7,231,487          10,482,838
--------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------

   Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Money Market Fund for the six months ended June 30, 1999, $651 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5 Distribution Plans
-------------------------------------------

   Money Market Fund and Liquid Assets Fund have adopted distribution plans (individually the "Plan" and collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plan for Money Market Fund requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Plan for Liquid Assets Fund does not provide for annual payments to EVD for providing such services and facilities, however, the Plan does require the Fund to calculate outstanding Uncovered Distribution Charges. Each Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% (5% for Liquid Assets Fund) of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the six months ended June 30, 1999, Money Market Fund paid $129,079 to EVD, representing 0.75% (annualized) of the Fund's average daily net assets. At June 30, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for Money Market Fund and Liquid Assets Fund were approximately $5,702,000 and $2,455,000, respectively.

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   In addition, the Plans authorize the Funds to make payments of service fees to the Principal Underwriter, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets. The Trustees of the Funds implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and investment dealers in amounts not expected to exceed 0.15% (0.25% for Liquid Assets Fund) per annum of each Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended June 30, 1999, Money Market Fund and Liquid Assets Fund paid service fees to EVD and investment dealers in the amount of $17,211 and $8,874 respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of shares from either Money Market Fund or Liquid Assets Fund made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Funds' Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the respective Funds. EVD received approximately $219,000 and $3,000 of CDSC paid by shareholders for the six months ended June 30, 1999 for the Money Market Fund and Liquid Assets Fund, respectively.

7 Investment Transactions
-------------------------------------------

   Increases and decreases in the Funds' investment in the Portfolio for the six months ended June 30, 1999 were as follows:

CASH MANAGEMENT FUND
-------------------------------------------------------
Increases                                 $ 225,139,601
Decreases                                   205,779,544


LIQUID ASSETS FUND
-------------------------------------------------------
Increases                                 $       2,057
Decreases                                     1,724,950

MONEY MARKET FUND
-------------------------------------------------------
Increases                                 $  70,470,497
Decreases                                    64,158,126

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMERCIAL PAPER -- 58.2%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                VALUE
----------------------------------------------------------------------------
Automotive -- 1.8%
----------------------------------------------------------------------------
     $ 1,500         Ford Motor Credit Co., 4.95%, 7/21/99     $   1,495,875
       1,500         General Motors Acceptance Corp., 5.06%,
                     8/2/99                                        1,493,253
----------------------------------------------------------------------------
                                                               $   2,989,128
----------------------------------------------------------------------------
Banking and Finance -- 16.1%
----------------------------------------------------------------------------
     $ 1,300         American Express Credit Corp., 4.78%,
                     7/6/99                                    $   1,299,137
         523         American Express Credit Corp., 4.78%,
                     7/7/99                                          522,634
       2,420         Ameritech Capital Funding Corp., 5.12%,
                     8/9/99(1)(2)                                  2,406,577
       1,075         Asset Securitization Coop. Corp., 4.91%,
                     7/28/99(1)                                    1,071,041
       3,000         Asset Securitization Coop. Corp., 4.90%,
                     7/29/99(1)                                    2,988,567
         355         Associates Corp. of North America,
                     4.78%, 7/8/99                                   354,670
       1,385         Associates Corp. of North America,
                     4.79%, 7/8/99                                 1,383,710
       2,000         Associates Corp. of North America,
                     4.86%, 8/9/99                                 1,989,470
       1,400         BTR Dunlop Finance, Inc., 4.89%, 7/13/99      1,397,718
       3,700         CIESCO, 4.83%, 7/20/99                        3,690,568
       2,030         CIT Group Holdings, Inc., 4.84%, 7/15/99      2,026,179
       3,000         Corporate Asset Funding Co., 5.02%,
                     8/11/99(1)                                    2,982,848
       1,000         Corporate Receivables Corp., 4.85%,
                     7/14/99(1)(2)                                   998,249
       1,990         Corporate Receivables Corp., 5.05%,
                     7/27/99(1)(2)                                 1,982,742
         533         Delaware Funding Corp., 5.03%,
                     7/21/99(1)(2)                                   531,511
       1,300         Delaware Funding Corp., 5.20%,
                     7/28/99(1)(2)                                 1,294,930
----------------------------------------------------------------------------
                                                               $  26,920,551
----------------------------------------------------------------------------
Chemicals -- 1.8%
----------------------------------------------------------------------------
     $ 3,000         E.I. Dupont de Nemours & Co., 4.85%,
                     8/3/99                                    $   2,986,663
----------------------------------------------------------------------------
                                                               $   2,986,663
----------------------------------------------------------------------------
Credit Unions -- 2.9%
----------------------------------------------------------------------------
     $   790         Mid-States Corp. Federal Credit Union,
                     4.98%, 7/15/99                            $     788,470
       4,000         Mid-States Corp. Federal Credit Union,
                     5.03%, 7/15/99                                3,992,176
----------------------------------------------------------------------------
                                                               $   4,780,646
----------------------------------------------------------------------------
Electric Utilities -- 3.7%
----------------------------------------------------------------------------
     $   400         National Rural Utilities Coop., 4.88%,
                     7/19/99                                   $     399,024
       2,500         National Rural Utilities Coop., 4.79%,
                     8/10/99                                       2,486,694
       1,645         TECO Finance, Inc., 4.87%, 7/7/99(1)          1,643,665
       1,600         TECO Finance, Inc., 5.00%, 8/17/99(1)         1,589,556
----------------------------------------------------------------------------
                                                               $   6,118,939
----------------------------------------------------------------------------
Electrical and Electronic Equipment -- 3.3%
----------------------------------------------------------------------------
     $ 3,655         General Electric Capital Corp., 4.82%,
                     7/9/99                                    $   3,651,085

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                VALUE
----------------------------------------------------------------------------

Electrical and Electronic Equipment (continued)
----------------------------------------------------------------------------
     $   455         General Electric Capital Corp., 4.81%,
                     7/12/99                                   $     454,331
       1,500         General Electric Capital Corp., 4.82%,
                     7/12/99                                       1,497,791
----------------------------------------------------------------------------
                                                               $   5,603,207
----------------------------------------------------------------------------
Food and Beverages -- 3.0%
----------------------------------------------------------------------------
     $ 1,386         Anheuser-Busch Cos., Inc., 4.90%, 7/6/99  $   1,385,057
       2,000         Coca-Cola Co., 4.80%, 7/22/99                 1,994,400
       1,670         Nestle Capital Corp., 4.91%, 7/26/99          1,664,306
----------------------------------------------------------------------------
                                                               $   5,043,763
----------------------------------------------------------------------------
Gas Utilities -- 0.7%
----------------------------------------------------------------------------
     $ 1,160         Consolidated Natural Gas Co., 4.95%,
                     7/12/99                                   $   1,158,246
----------------------------------------------------------------------------
                                                               $   1,158,246
----------------------------------------------------------------------------
Household Products -- 5.9%
----------------------------------------------------------------------------
     $ 2,500         Procter and Gamble Co., 4.87%, 7/12/99    $   2,496,280
       2,445         Procter and Gamble Co., 5.15%, 9/8/99         2,420,866
       5,070         Unilever Capital Corp., 4.98%, 9/7/99(1)      5,022,308
----------------------------------------------------------------------------
                                                               $   9,939,454
----------------------------------------------------------------------------
Insurance -- 7.5%
----------------------------------------------------------------------------
     $ 2,740         AI Credit Corp., 4.83%, 8/6/99            $   2,726,766
       1,505         American General Corp., 5.02%, 8/20/99        1,494,507
       2,215         MetLife Funding, Inc., 4.86%, 7/8/99          2,212,907
       1,700         Prudential Funding Corp., 5.01%, 7/23/99      1,694,795
       2,000         USAA Capital Corp., 4.87%, 7/19/99            1,995,130
       1,375         USAA Capital Corp., 4.88%, 8/4/99             1,368,663
       1,000         USAA Capital Corp., 4.79%, 8/9/99               994,811
----------------------------------------------------------------------------
                                                               $  12,487,579
----------------------------------------------------------------------------
Oil -- 5.4%
----------------------------------------------------------------------------
     $ 1,253         BP America, Inc., 4.91%, 8/20/99          $   1,244,455
       3,000         Chevron USA, Inc., 4.80%, 7/1/99              3,000,000
       2,000         Chevron USA, Inc., 4.80%, 7/2/99              1,999,733
       2,500         Cortez Capital Corp., 4.85%, 7/30/99(1)       2,490,233
         375         Exxon Imperial U.S., Inc., 4.80%,
                     7/7/99(1)                                       374,700
----------------------------------------------------------------------------
                                                               $   9,109,121
----------------------------------------------------------------------------
Pharmaceutical -- 2.5%
----------------------------------------------------------------------------
     $ 2,795         Schering Corp., 4.86%, 7/27/99            $   2,785,190
       1,500         Schering Corp., 4.88%, 8/17/99                1,490,443
----------------------------------------------------------------------------
                                                               $   4,275,633
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                VALUE
----------------------------------------------------------------------------
Telecommunications -- 3.6%
----------------------------------------------------------------------------
     $ 1,010         AT&T Corp., 4.79%, 8/13/99                $   1,004,222
       1,500         AT&T Corp., 4.82%, 8/13/99                    1,491,364
       3,500         Bellsouth Telecommunications, Inc.,
                     4.82%, 7/20/99                                3,491,096
----------------------------------------------------------------------------
                                                               $   5,986,682
----------------------------------------------------------------------------
Total Commercial Paper, at value
   (identified cost $97,399,611)                               $  97,399,612
----------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 41.8%


PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
----------------------------------------------------------------------------
     $ 2,000         FHLB Discount Notes,
                     4.76%, 7/14/99                            $   1,996,562
       2,000         FHLB Discount Notes,
                     4.76%, 7/16/99                                1,996,033
       5,945         FHLMC Discount Notes,
                     4.735%, 7/13/99                               5,935,616
         200         FHLMC Discount Notes,
                     4.74%, 8/2/99                                   199,157
       2,655         FHLMC Discount Notes,
                     4.83%, 8/2/99                                 2,643,601
       4,980         FHLMC Discount Notes,
                     4.80%, 8/5/99                                 4,956,760
       3,000         FHLMC Discount Notes,
                     4.79%, 8/16/99                                2,981,638
       4,080         FHLMC Discount Notes,
                     4.79%, 8/18/99                                4,053,943
       3,186         FHLMC Discount Notes,
                     4.795%, 8/19/99                               3,165,207
      30,500         FNMA Discount Notes,
                     5.02%, 8/6/99                                30,346,889
       1,780         FNMA Discount Notes,
                     4.74%, 8/12/99                                1,770,156
         666         FNMA Discount Notes,
                     4.74%, 8/13/99                                  662,229
       3,650         FNMA Discount Notes,
                     4.79%, 8/24/99                                3,623,775
       5,583         FNMA Discount Notes,
                     4.80%, 8/27/99                                5,540,568
----------------------------------------------------------------------------
Total U.S. Government Obligations, at value
   (identified cost $69,872,135)                               $  69,872,134
----------------------------------------------------------------------------

                                                               VALUE
----------------------------------------------------------------------------

Total Investments -- 100.0%
   (identified cost $167,271,746)                              $167,271,746(3)
----------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0%                           $     (25,141)
----------------------------------------------------------------------------

Net Assets -- 100%                                             $ 167,246,605
----------------------------------------------------------------------------

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA - Federal National Mortgage Association (Fannie Mae)
(1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary. At June 30, 1999, the value of these securities amounted to $25,376,926 or 15.2% of the Portfolio's net assets.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity. At June 30, 1999, the value of these securities amounted to $7,214,009 or 4.3% of the Portfolio's net assets.
(3)  Cost for Federal income tax purposes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investments, at value                     $ 167,271,746
Cash                                              4,371
-------------------------------------------------------
TOTAL ASSETS                              $ 167,276,117
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Other accrued expenses                    $      29,512
-------------------------------------------------------
TOTAL LIABILITIES                         $      29,512
-------------------------------------------------------
NET ASSETS (REPRESENTING
   PAID-IN-CAPITAL)                       $ 167,246,605
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 167,246,605
-------------------------------------------------------
TOTAL                                     $ 167,246,605
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
-----------------------------------------------------
Interest                                  $ 3,368,231
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   343,762
Trustees fees and expenses                      5,539
Custodian fee                                  47,763
Legal and accounting services                  15,159
Amortization of organization expenses             907
Miscellaneous                                     452
-----------------------------------------------------
TOTAL EXPENSES                            $   413,582
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,954,649
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $    2,954,649      $     6,761,310
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  295,612,155      $   610,798,591
   Withdrawals                                 (271,662,620)        (660,957,683)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $   23,949,535      $   (50,159,092)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $   26,904,184      $   (43,397,782)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $  140,342,421      $   183,740,203
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  167,246,605      $   140,342,421
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         SIX
                                                         MONTHS
                                                         ENDED
                                                         JUNE 30,                        YEAR ENDED DECEMBER 31,
                                                         1999           ---------------------------------------------------------
                                                         (UNAUDITED)      1998        1997        1996        1995       1994(1)
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                                   0.61%(2)       0.61%       0.59%       0.59%       0.60%       0.58%(2)
Net investment income                                      4.33%(2)       4.90%       4.96%       4.83%       5.36%       4.22%(2)
---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 2, 1994, to December 31, 1994.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $343,762 for the six months ended June 30, 1999. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments, during the six months ended June 30, 1999, exclusive of U.S. Government securities, aggregated $353,377,137 and $348,709,793, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $298,366,831 and $275,786,560, respectively.

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE MUTUAL FUNDS TRUST

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

CASH MANAGEMENT PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



EATON VANCE MUTUAL FUNDS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
3-4256                                                               MMSRC-8/99